Annual Total Returns- PIMCO Dynamic Bond Portfolio (Institutional Class) [BarChart] - Institutional Class - PIMCO Dynamic Bond Portfolio - Institutional	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.97%)	3.20%	(1.53%)	4.89%	5.16%	1.18%	5.09%	4.97%